Shareholders' Equity - Schedule of Company's Option Activity (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule of Weighted Average Exercise Prices Share Options [Abstract]
Number of options, Grants (in Shares)		8,000
Weighted average exercise price, Grants		$ 16.01
Weighted average remaining contractual terms, Grants		10 years
Number of options, expired		77
Weighted average exercise price, expired
Weighted average remaining contractual terms, expired
Number of options, Ending (in Shares)	41,610	49,533
Weighted average exercise price, Ending	$ 90	$ 87.31
Weighted average remaining contractual terms	7 years 1 month 6 days	6 years 7 months 6 days
Aggregate intrinsic value, Ending (in Dollars)
Number of options, Vested and expected to vest (in Shares)		49,533
Weighted average exercise price, Vested and expected to vest		$ 87.31
Weighted average remaining contractual terms, Vested and expected to vest		6 years 7 months 6 days
Aggregate intrinsic value, Vested and expected to vest (in Dollars)
Number of options, Exercisable (in Shares)		25,497
Weighted average exercise price, Exercisable		$ 143.98
Weighted average remaining contractual terms, Exercisable		5 years 8 months 12 days
Aggregate intrinsic value, Exercisable (in Dollars)